Document and Entity Information	0 Months Ended
Sep. 23, 2013
Risk/Return:
Document Type	497
Document Period End Date	Sep 23, 2013
Registrant Name	LORD ABBETT AFFILIATED FUND INC
Central Index Key	0000002691
Amendment Flag	false
Document Creation Date	Sep 23, 2013
Document Effective Date	Oct 1, 2013
Prospectus Date	Mar 1, 2013

LORD ABBETT AFFILIATED FUND INC
LORD ABBETT AFFILIATED FUND INC

LORD ABBETT AFFILIATED FUND

Supplement dated September 23, 2013 to the

Summary Prospectus, Prospectus, and Statement of Additional Information

dated March 1, 2013

Effective October 1, 2013, the Class A share 12b-1 fee for the Fund will be amended as follows:

The Class A share 12b-1 fee will be reduced from an annual rate of 0.35% to 0.25% of the Fund’s average daily net assets. The entire 0.25% is a service fee paid to Financial Intermediaries.

Please retain this document for your future reference.

Label	Element	Value
LORD ABBETT AFFILIATED FUND INC
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000002691_SupplementTextBlock

LORD ABBETT AFFILIATED FUND

Supplement dated September 23, 2013 to the

Summary Prospectus, Prospectus, and Statement of Additional Information

dated March 1, 2013

Effective October 1, 2013, the Class A share 12b-1 fee for the Fund will be amended as follows:

The Class A share 12b-1 fee will be reduced from an annual rate of 0.35% to 0.25% of the Fund’s average daily net assets. The entire 0.25% is a service fee paid to Financial Intermediaries.

Please retain this document for your future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	LORD ABBETT AFFILIATED FUND INC

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2013